Note 5 - Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
	2013	2012

Accrued executive severance	$400,000	$542,269
Accrued clinical study expenses	188,927	-
Accrued audit and tax preparation	91,000	102,600
Accrued consultants	58,000	-
Accrued board of director's fees	37,333	-
Accrued legal professional fees	29,500	23,519
Accrued other	58,812	53,528
	$863,572	$721,916